Significant Accounting Policies (Schedule Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives assets	$ 997	$ 16
Total derivatives liabilities	(158)	(2,690)
Derivatives assets (liabilities), net	839	(2,674)
Foreign Exchange Forward [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives assets	997
Total derivatives liabilities	(158)	(1,657)
Other Accounts Receivable And Prepaid Expenses [Member] | Foreign Exchange Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives assets		16
Other Accounts Payable And Accrued Expenses [Member] | Foreign Exchange Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives liabilities		$ (1,033)